Organization and Liquidity	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Organization and Liquidity	Description of Business, Organization and Liquidity
Organization and Business
Graphite Bio, Inc. (the “Company”) has historically been a clinical-stage, next-generation gene editing company. In January 2023, the Company announced a voluntary pause of its Phase 1/2 CEDAR study of nulabeglogene autogedtemcel ("nula-cel"), the Company’s lead product candidate for sickle cell disease (“SCD”), due to a serious adverse event in the first patient dosed, which the Company concluded is likely related to study treatment. Nula-cel was designed to provide a highly differentiated approach with the potential to directly correct the mutation that causes SCD and restore normal adult hemoglobin expression.
The Company was incorporated in Ontario, Canada in June 2017 as Longbow Therapeutics Inc., and was reincorporated in the State of Delaware in October 2019. In February 2020, the Company changed its name to Integral Medicines, Inc., and again in August 2020, changed the name to Graphite Bio, Inc. Research and development of the Company’s initial technology ceased at the end of 2018, and the Company did not have any significant operations or any research and development activities in 2019. In March 2020, the Company identified new gene editing technology which the Company sought to further develop, and the Company licensed the related intellectual property rights from The Board of Trustees of the Leland Stanford Junior University (“Stanford”) in December 2020 (Note 6).
In February 2023, the Company announced its decision to discontinue the development of nula-cel and initiate a process to explore strategic alternatives (the “Restructuring Plan”). As a result of this decision, the Company conducted a corporate restructuring that resulted in an approximately 50% reduction in force in February 2023 and additional reductions in August 2023 that resulted in a total reduction in force of 78.1%. In August 2023, the Company subleased some of its facilities to recover a portion of the total costs. Together, these restructuring actions are intended to reduce the Company's operational cash burn in an effort to maximize its strategic optionality.
The Company had previously disclosed its intention to continue research activities associated with its pre-clinical non-genotoxic conditioning program, with the goal of advancing toward one or more potential development candidates. In August, the Company entered into an asset purchase agreement pursuant to which the Company transferred to Maro Bio, Inc. (“Maro”) its pre-clinical non-genotoxic conditioning program, including its technology and intellectual property. Also in August 2023, the Company entered into a license and option agreement (the “LOA”), pursuant to which it granted another third-party an option to acquire certain of the Company’s technology and intellectual property related to its nula-cel program and related pre-clinical platform assets. On September 12, 2023, the Company and Kamau Therapeutics, Inc. (“Kamau”) entered into an amendment to the LOA, under which we agreed to assign certain contracts to Kamau prior to exercise of the option, and as of December 31, 2023, these contracts have been assigned to Kamau.
In October 2023, the Company entered into an amendment to the master lease, with Bayside Area Development, which provided for an accelerated termination of the lease. The amendment to the master lease also provided for a release of liabilities under the master lease, as well as under the new sublease entered into for a portion of the facility leased to it by Bayside Area Development in October 2023, upon payment of a lump sum at the time of signing. Following this transaction, the Company is no longer obligated for any rent payments under its master lease with Bayside Area Development.
After a comprehensive review of strategic alternatives, including identifying and reviewing potential candidates for a strategic transaction, on November 14, 2023, the Company entered into the Merger Agreement with LENZ, pursuant to which a wholly-owned subsidiary of the Company will merge with and into LENZ, with LENZ surviving as the Company’s wholly-owned subsidiary. The merger was unanimously approved by the Company’s board of directors, and the board resolved to recommend approval of the Merger Agreement to the stockholders. The closing of the merger is subject to approval by the Company and LENZ’s stockholders, as well as other customary closing conditions, including the effectiveness of a registration statement filed with the SEC in connection with the transaction and Nasdaq’s approval of the listing of the shares of the Graphite common stock to be issued in connection with the transaction. If the merger is completed, the business of LENZ will continue as the business of the combined company.
From its inception in 2017, the Company’s primary activities have been to perform research and development, undertake preclinical studies and enable manufacturing activities in support of its product development efforts, organize and staff the Company, establish its intellectual property portfolio, and raise capital to support and expand such activities. The Company’s future operations are highly dependent on the success of the merger and there can be no assurances that the merger will be successfully consummated. There can be no assurance that the strategic review process or any transaction relating to a specific asset, including the merger or any asset sale, will result in the Company pursuing such a transaction(s), or that any transaction(s), if pursued, will be completed on terms favorable to the Company and its stockholders. If the strategic review process is unsuccessful, its board of directors may decide to pursue a dissolution and liquidation of the Company.
Liquidity Matters
The Company has incurred significant operating losses since inception and has primarily relied on private equity and convertible debt financings to fund its operations. As of December 31, 2023, the Company had an accumulated deficit of $367.1 million. The Company expects to continue to incur substantial losses. The Company may never achieve profitability, and unless and until then, the Company will need to continue to raise additional capital. Management expects that the existing cash and cash equivalents of $184.3 million as of December 31, 2023 will be sufficient to fund the Company’s current operating plan for at least the next 12 months from the date of issuance of these financial statements.
On July 21, 2022, the Company filed a shelf registration statement on Form S-3 (the “2022 Shelf”) with the SEC in relation to the registration of up to an aggregate offering price of $300.0 million of common stock, preferred stock, debt securities, warrants and units or any combination thereof. The Company also simultaneously entered into a Controlled Equity OfferingSM Sales Agreement with Cantor Fitzgerald & Co. (the “Sales Agent”), to provide for the offering, issuance and sale by the Company of up to an aggregate of $75.0 million of its common stock from time to time in “at-the-market” offerings under the 2022 Shelf and subject to the limitations thereof (the “Sales Agreement”). The Company will pay to the Sales Agent cash commissions of up to 3.0 percent of the gross proceeds of sales of common stock under the Sales Agreement. The Company has not issued any shares or received any proceeds from any offerings under the 2022 Shelf through December 31, 2023.
Organization and Liquidity
Description of the Business
Lenz Therapeutics, Inc. (Lenz Therapeutics or the Company), previously known as Presbyopia Therapies, Inc., became a corporation in Delaware on October 28, 2020, upon the filing of a Certificate of Conversion to convert Presbyopia Therapies, LLC, a Delaware limited liability company (formed in September 2013) to a Delaware corporation.
Lenz Therapeutics is headquartered in Del Mar, California. The Company is a late-stage clinical company developing innovative ophthalmic pharmaceutical products.
Reverse Merger Transaction
On March 21, 2024, Graphite Bio, Inc., a Delaware corporation (“Graphite”) and the Company completed a merger transaction in accordance with the terms and conditions of the Agreement and Plan of Merger (the “Merger Agreement”) dated November 14, 2023, pursuant to which, among other matters, Generate Merger Sub, Inc., a wholly-owned subsidiary of Graphite (“Merger Sub”), merged with and into the Company, with the Company surviving the merger as the surviving corporation and a wholly-owned subsidiary of Graphite (“the Merger”). Additionally, Graphite changed its name to “Lenz Therapeutics, Inc.”
In connection with the Merger, Graphite concurrently entered into a subscription agreement (the “Subscription Agreement”) with certain institutional investors (the “PIPE investors”) pursuant to which, among other things, Graphite agreed to issue to the PIPE investors shares of Graphite common stock immediately following the Merger in a private placement transaction for an aggregate purchase price of $53.5 million, which amount may be increased to up to $125 million through additional subscriptions under the Subscription Agreement from additional PIPE investors (the “Graphite private placement”).
Graphite assumed each outstanding and unexercised option to purchase the Company’s common stock, whether vested or not vested, and each outstanding and unexercised warrant to purchase the Company’s common stock or preferred stock, which became options and warrants to purchase shares of Graphite common stock. Subsequently, at the effective time of the Merger, each outstanding share of the Company’s common stock and preferred stock, and options and warrants to purchase the Company’s common stock was converted into the right to receive or purchase 0.2022 shares of Graphite’s common stock, which resulted in the issuance by Graphite of an aggregate of 15,409,184 shares of, and options and warrants to purchase, Graphite common stock to the stockholders, option holders, and warrant holders of the Company. Immediately following the consummation of the Merger and Graphite private placement, the Company, Graphite stockholders, and the PIPE investors collectively owned approximately 56%, 31%, and 13% of the combined company, respectively, on a fully diluted basis.
Liquidity
The Company has incurred net losses and negative cash flows from operations since inception and as of December 31, 2023, had an accumulated deficit of $95.2 million. The Company incurred net losses of $10.8 million and $70.0 million during the years ended December 31, 2022 and 2023, respectively.
The Company expects to incur additional losses in the future as it continues its research and development efforts, advances its product candidates through clinical development, seeks regulatory approval, prepares for commercialization, hires additional personnel, protects its intellectual property, and grows its business. The Company may need to raise additional capital to support its continuing operations and pursue its long-term business plan, including the development and commercialization of its product candidates, if approved. Such activities are subject to significant risks and uncertainties.
As of December 31, 2023, the Company had cash, cash equivalents, and marketable securities of $65.8 million, which is available to fund future operations. In connection with the Merger, the Company completed the Graphite private placement for gross proceeds of $53.5 million and received approximately $115.0 million from the Merger in March 2024. The Company believes that its existing cash, cash equivalents, and marketable securities as of December 31, 2023 in addition to the funds received in connection with the Merger, will be sufficient to support operations for at least the next 12 months from the date these financial statements were available to be issued.